Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands		9 Months Ended				12 Months Ended
	Mar. 29, 2019	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥) Customer	Sep. 30, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Net loss		¥ 422,414	$ 59,381	¥ 4,343,356
Negative cashflows from operations		923,966	$ 129,888	4,856,482	$ (4,856,482)
Accumulated deficit		46,803,156				¥ 47,163,773	$ 6,579,484
Cash, cash equivalents, restricted cash and short-term investments		5,046,741					709,460
Unused credit lines		1,436,484				2,754,099	201,938
Working capital deficit		¥ 18,302,643					$ 2,572,945
Minimum percentage of aggregate principal amount of convertible senior notes payable upon event of default		25.00%	25.00%
Renminbi ("RMB") to per one U.S. dollar exchange rate		7.1135					7.1135
Amortization period of produced content		10 years	10 years
Balances of contract liabilities		¥ 4,801,724				4,416,413	$ 675,016
Revenue recognition of contract liability		¥ 3,170,096	$ 445,645
Longest expected length of revenue contracts		1 year	1 year
Cash and cash equivalents and restricted cash		¥ 3,576,254		¥ 7,385,832		¥ 3,074,864	502,742
Short-term Investments | Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity period of held-to-maturity and available-for-sale debt securities		1 year	1 year			1 year
Accounts Receivable and Contract Assets
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounting for more than ten percent of the total accounts receivable and contract asset balance						0
Credit Concentration Risk | Accounts Receivable and Contract Assets | Single Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage		10.00%	10.00%			10.00%
Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets		¥ 1,202,686				¥ 1,591,152	169,071
Contract assets allowance for credit losses		¥ 12,233				¥ 14,721	$ 1,720
Licensed Copyrights
Summary Of Significant Accounting Policies [Line Items]
Content assets amortization period cap		10 years	10 years
2025 Convertible Senior Notes
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, repurchase date	Apr. 01, 2023	Apr. 01, 2023	Apr. 01, 2023